Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Warrants [Abstract]
Warrants

Note 9 — Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as a derivative in accordance with ASC 815 if the stock warrants contain “down-round protection” and therefore, do not meet the scope exception for treatment as a derivative. Since “down-round protection” is not an input into the calculation of the fair value of the warrants, the warrants cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815. The fair value of the warrants is determined using the Black-Scholes option pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability.

The following table summarizes outstanding warrants to purchase Common Stock as of September 30, 2011:

	Number of Warrants	Exercise Price	Expiration Dates	Warrant liability Balance as of September 30, 2011
Liability-classified warrants
Issued in Series A Preferred Stock offering	3,256,492	$0.50	Oct. 2014	$645,762
Issued in March 2010 offering	4,917,602	0.50	Mar. 2015	1,031,574
Issued in Series B Preferred Stock offering	9,616,086	0.50	Jul.-Nov. 2015	2,146,514
Issued in Series D Preferred Stock offering	15,446,640	0.50	Dec. 2015-Mar. 2016	3,685,780

	33,236,820			$7,509,630

Equity-classified warrants
Issued in June 2011 equity financing	152,711	$0.90	June 2016
Issued to placement agents in August 2011 equity financing	1,252,761	0.5454	August 2016
Issued in August 2011 equity financing	14,493,310	0.75	August 2016

	15,898,782

Total	49,135,602

There were 890,564 and 4,837,291 warrants exercised for the three and nine months ended September 30, 2011 which resulted in receipts of $445,282 and $2,418,646, respectively, and the issuance of 890,564 and 4,837,291 shares of common stock. In addition, there were no cashless warrants and 6,387,235 cashless warrants exercised for the three and nine months ended September 30, 2011, respectively, which resulted in the issuance of zero and 3,572,971 shares of common stock for the three and nine months ended September 30, 2011, respectively.

Liability-classified Warrants

Series D Preferred Stock Warrants and Placement Agent Warrants

In connection with the Series D Convertible Preferred Stock transaction, the Company issued 12,268,000 warrants at an exercise price of $0.50 per share and 981,440 placement agent warrants at an exercise price of $0.50 per share during the first quarter of 2011. The warrants are liability classified since they have “down-round” price protection and they are re-measured on the Company’s reporting dates. The weighted average fair market value of the warrants, at the date of issuance, granted to the accredited investors and placement agents, based on the Black-Scholes option-pricing model, is estimated to be $0.45 per warrant.

The fair market value of the liability-classified warrants was computed using the Black-Scholes option-pricing model with the following key weighted average assumptions as of the dates indicated:

	September 30, 2011	December 31, 2010
Expected life (years)	4.3 years	4.7 years
Interest rate	0.7%	1.8%
Dividend yield	—	—
Volatility	61%	63%

All liability-classified warrants have an exercise price of $0.50 per share as a result of the December 2010 Series D Preferred Stock financing transaction.

Equity-classified Warrants

In connection with the private placement transaction on August 3, 2011, the Company issued warrants to purchase 14,493,310 shares of the Company common stock to certain accredited investors with an exercise price of $0.75 per share and a term of 5 years from issuance. The warrants are callable by the Company if the common stock trades over $1.75 for 20 consecutive trading days. The placement agents for the transaction received warrants to purchase 1,252,761 shares of Company common stock at an exercise price of $0.5454. The Company determined the average fair value of the warrants as of the date of the grant was $0.31 per share utilizing the Black-Scholes option pricing model. In estimating the fair value of the warrants, the Company utilized the following inputs: closing price per share of common stock of $0.63, volatility of 61.4%, expected term of 5 years, risk-free interest rate of 1.25% and dividend yield of zero.

On June 16, 2011, the Company completed a private placement and issued warrants to the placement agents in the private placement to purchase 152,711 shares of Company common stock at an exercise price of $0.90 per share. The Company determined the fair value of the warrants as of the date of the grant was $0.62 per share utilizing the Black-Scholes option pricing model. In estimating the fair value of the warrants, the Company utilized the following inputs: closing price per share of common stock of $1.08, volatility of 61.6%, expected term of 5 years, risk-free interest rate of 1.52% and dividend yield of zero.

Note 15 — Warrants

Preferred Stock Series A Class A and B Warrants and Placement Agent Warrants

As disclosed above in Note 9, the Successor Company issued Class A warrants, Class B warrants and placement agent warrants in connection with the October 2009 preferred stock transaction. The warrants are liability classified since they have “down-round” price protection and they are re-measured on the Company’s reporting dates. As a result of the December 2010 Series D convertible preferred stock financing and the “down-round” provision, the Class A warrants, Class B warrants and placement agent warrants were reissued to purchase approximately 3.9 million shares of Common Stock at an exercise price of $0.50 per share.

Preferred Stock Series B Warrants and Co-placement Agent Warrants

In connection with the Series B Convertible Preferred Stock transaction, the Successor Company issued warrants and co- placement agent warrants. The warrants are liability classified since they have “down-round” price protection and they are re-measured on the Company’s reporting dates. As a result of the December 2010 Series D convertible preferred stock financing and the “down-round” provision, the Series B warrants and co-placement agent warrants were reissued to purchase approximately 13.2 million shares of Common Stock at an exercise price of $0.50 per share.

Preferred Stock Series D Warrants and Co-placement Agent Warrants

In connection with the Series D Convertible Preferred Stock transaction, the Successor Company issued 3,290,000 warrants at an exercise price of $0.50 per share and 263,200 placement agent warrants at an exercise price of $0.50 per share. The warrants are liability classified since they have “down-round” price protection and they are re-measured on the Company’s reporting dates. The weighted average fair market value of the warrants, at the date of issuance, granted to the accredited investors and co-placement agents, based on the Black-Scholes valuation model, is estimated to be $0.31 per warrant.

Common Stock Warrants and Co-placement Agent Warrants

In connection with the March 2, 2010 financing, the Successor Company issued 5,076,664 warrants at an exercise price of $0.98 per share to the accredited investors and 406,133 warrants at an exercise price of $0.75 to the co-placement agents upon closing. The warrants are liability classified since they have “down-round” price protection and they are re-measured on the Company’s reporting dates. The warrants were exercisable immediately after grant and expire five years thereafter. The fair market value of the warrants, at the date of issuance, granted to the accredited investors and co-placement agents, based on the Black-Scholes valuation model, is estimated to be $0.52 per warrant and $0.58 per warrant, respectively. As a result of the Convertible Preferred Stock Series B financing and the “down-round” provision, the Common Stock warrants and placement agent warrants were reissued to purchase 10.6 million shares of Common Stock at an exercise price of $0.50 per share.

The Successor Company recognizes these warrants as a liability at the fair value on each reporting date due to the “down-round” price protection provision. The Company measured the fair value of these warrants as of December 31, 2010, and recorded warrant expense of $2.0 million resulting from the increase in the liability associated with the fair value of the warrants for the three months ended December 31, 2010. The Company computed the value of the warrants using the Black-Scholes method. The fair value of the warrants will continue to be classified as a liability until such time as the warrants are exercised, expire or an amendment of the warrant agreements renders these warrants to be no longer classified as a liability. The warrants are exercisable upon issuance and expire on the fifth anniversary of issuance. There were no warrants exercised in 2010.

The fair market value of the warrants was computed using the Black-Scholes option-pricing model with the following key weighted average assumptions as of the dates indicated:

	December 31, 2010	December 31, 2009
Expected life (years)	4.7 years	4.8 years
Interest rate	1.8%	2.7%
Dividend yield	—	—
Volatility	63%	66%

Roll forward of Successor Company warrant liability from December 31, 2009 through December 31, 2010:

	December 31, 2009	Additions	Revaluation	December 31, 2010
Preferred stock class A warrants	$275,378	$—	$120,711	$396,089
Preferred stock class B warrants	207,611	—	188,478	396,089
Preferred stock co-placement warrants	152,287	—	6,150	158,437
Common stock warrants	—	2,654,752	(123,604)	2,531,148
Common stock placement warrants	—	235,958	(80,990)	154,968
Preferred stock series B warrants	—	2,837,394	522,678	3,360,072
Preferred stock series B co-placement warrants	—	249,778	(58,784)	190,994
Preferred stock series D warrants	—	1,011,553	(100,717)	910,836
Preferred stock series D co-placement warrants	—	81,575	(8,690)	72,885
Total	$635,276	$7,071,010	$465,232	$8,171,518

Warrant liability is comprised of the following as of December 31, 2010:

	Successor
	Number of Warrants	Fair Value of Warrants	December 31, 2010
Preferred stock class A warrants	1,624,996	$0.24	$396,089
Preferred stock class B warrants	1,624,996	0.24	396,089
Preferred stock co-placement warrants	650,000	0.24	158,437
Common stock warrants	9,950,261	0.25	2,531,148
Common stock placement warrants	609,200	0.25	154,968
Preferred stock series B warrants	12,456,853	0.27	3,360,072
Preferred stock series B co-placement warrants	708,789	0.27	190,994
Preferred stock series D warrants	3,290,000	0.28	910,836
Preferred stock series D co-placement warrants	263,200	0.28	72,885

Total	31,178,295	$0.26	$8,171,518

Warrant liability is comprised of the following as of December 31, 2009:

	Successor
	Number of Warrants	Fair Value of Warrants	Balance as of December 31, 2009
Preferred stock class A warrants	501,543	$0.55	$275,378
Preferred stock class B warrants	416,667	0.50	207,611
Preferred stock co-placement warrants	250,000	0.61	152,287

Total	1,168,210		$635,276